Capital leases (Tables)	12 Months Ended
Dec. 31, 2014
Capital leases [Abstract]
Capital Lease Obligations
On March 28, 2013, two of ASC’s subsidiaries entered into an agreement, which took effect on April 2, 2013, for the sale and leaseback (under a capital lease arrangement) of the Ardmore Calypso and Ardmore Capella. This transaction was treated as a financing transaction. As part of this arrangement, the senior debt outstanding on the vessels of $17.9 million was repaid in full on April 2, 2013. The capital leases are scheduled to expire in 2018 and include a mandatory purchase obligation to repurchase the vessels. ASC’s subsidiary, ASLLC, has provided a guarantee in respect of this financing arrangement.

	As at
	Dec 31, 2014	Dec 31, 2013
Current portion of capital lease obligations	1,702,981	1,578,686
Non-current portion of capital lease obligations	27,097,348	28,800,329
Total capital lease obligations	28,800,329	30,379,015

Future Minimum Lease Payments for Capital Leases
The future minimum lease payments required under the capital leases at December 31, 2014, are as follows:

As at
Dec 31, 2014
2015	3,834,690
2016	3,845,196
2017	3,834,690
2018	23,705,540
Total minimum lease payments	35,220,116
Less amount representing interest	(6,419,787)
Net minimum lease payments	28,800,329

Vessels and Vessels Equipment Recorded Under Capital Leases
Assets recorded under capital leases and included in vessels and vessel equipment, net consist of the following at December 31, 2014:

	As at
	Dec 31, 2014	Dec 31, 2013
Vessels & Equipment	41,882,229	41,326,198
Accumulated Depreciation	(5,639,034)	(4,009,872)
	36,243,195	37,316,326